EXHIBIT 99.14

SELENE STANDARD FINDINGS REPORT

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	261			Closed	2026- 01-20 14:49	2026- 02-24 05:58	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Provided updated XXXX to match - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-DTI on the final XXXX on page XXXX of the loan file does not match AUS in file. Discrepancy is in the primary residence payment breakdown. Co-mortgage total should be $X,XXX.XX to include the P&I payment of $X,XXX. An updated XXXX to is required to reflect the correct DTI amount. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX	Resolved-Provided updated XXXX to match - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXX XXXX.XXX_ XXXXX_ XXXXX XX XX (X). XXX_XXXXX_ XXXXX XXXX XX.XXX			XX	Primary Residence	Purchase	NA	7188816	N/A	N/A
XXXX	265			Closed	2026- 01-27 11:15	2026- 02-25 05:51	Resolved	1 - Information	C	A	Credit	Income/ Employment	Income/ Employment General

Resolved-The tax and insurance documentation was provided for the property at XXX XXXX X. Making the calculation as follows $XXXX.XX-XXXX.XX=$XXX.XX monthly income. This has been updated on the employment/income screen. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX

Counter-I am in agreement with how the income was calculated except that only the P&I of $X,XXX.XX was used and not the total PITIA. The $X,XXX.XX was verified as P&I only on the VOM provided in the file. Please provide the proof of insurance and taxes for the property at XXX XXXX X. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX

Open-The XXXX tax returns for the property at XXX XXXX X reflects a monthly gross income of $X,XXX.XX. The monthly PITIA per the VOM on page XXX is $X,XXX.XX. This calculates to -$XXX.XX monthly. The lender used the monthly income based on PITIA of $X,XXX.XX with rental income in the amount of $X,XXX.X for a monthly amount of $XXX.XX. Please note that the rental income calculator in file shows the PITIA of $XXXX.XX and monthly rental of $XXXX.XX for $XXX.XX monthly. This difference changes the DTI from XX.XX% to XX.XX%. This is well beyond the DTI max of XX%. Please provide the documentation and an rental income calculator that supports the amount of $XXX.XX used for monthly income. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

															Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX	Resolved-The tax and insurance documentation was provided for the property at XXX XXXX X. Making the calculation as follows $XXXX.XX-XXXX.XX=$XXX.XX monthly income. This has been updated on the employment/income screen. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXXX XXXXXXXXXX XXXXXX XXXXXXXX. XXX_XXXXX_ XXXXXXXXXX XXX XXXX X XXXXX XXX XXXXXXXXX.XXX			XX	Primary Residence	Purchase	NA	7316221	N/A	N/A
XXXX	262			Closed	2026- 01-25 23:00	2026- 02-25 07:48	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing asset documentation (ATR)	Resolved-HELOC agreement rec’d - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Provide Asset documentation for Proceeds From Secured Loan of $XXX,XXX.XX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX	Resolved-HELOC agreement rec’d - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXXXXXX XXXXX.XXX			XX	Second Home	Refinance	No Cash Out- Borrower Initiated	7288935	N/A	N/A
XXXX	262			Closed	2026- 01-25 21:08	2026- 02-20 08:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Photo Identification Type Missing	Resolved-Validation Resolved or Not Applicable - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Borrower X Photo Identification Missing. Please provide valid photo identification per guideline requirements. Provide Photo Identification for Borrower X - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX	Resolved-Validation Resolved or Not Applicable - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXXXXXX XXXX XXX XXXXXXXX.XXX			XX	Second Home	Refinance	No Cash Out - Borrower Initiated	7287901	N/A	N/A
XXXX	262			Closed	2026- 01-25 21:08	2026- 02-20 08:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Photo Identification Type Missing	Resolved-Validation Resolved or Not Applicable - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Borrower X Photo Identification Missing. Please provide valid photo identification per guideline requirements. Provided Photo Identification for Borrower X - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX	Resolved-Validation Resolved or Not Applicable - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXXXXXX XXXXXXX XXXXXXXX.XXX			XX	Second Home	Refinance	No Cash Out - Borrower Initiated	7287902	N/A	N/A
XXXX	264			Closed	2026- 01-25 07:50	2026- 05-13 07:53	Resolved	1 - Information	D	A	Property	Missing Doc	1004D Completion Report is Missing

Resolved-XXXXD Completion Report is present - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Resolved-Lender’s cert on the XXXXD Completion Report was received. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX

Counter-XXXX from a different date with a different value and by a different appraiser was received, but this was not the appraisal that the qualifying value/LTV was based off of. The XXXXD for the qualifying appraisal is still missing to determine if the qualifying value changed when the “subject to” issues were resolved. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX

Open-XXXXD Completion Report is Missing The Primary Valuation that was used for LTV consideration (XXXX Appraisal dated XX/XX/XXXX by XXXXXXXX XXXXXXXX for $X,XXX,XXX) was completed “Subject to.” The corresponding XXXXD is missing from the file. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

															Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX	Resolved-XXXXD Completion Report is present - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Resolved-Lender’s cert on the XXXXD Completion Report was received. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXXXXXXXXX_XXXX _XX_XX_XX_XX_XX_X_ XX_X.XXX_XXXXX_ XXXXXX XXXXXXXXXXXXX - XXXXXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	7284121	N/A	N/A
XXXX	264			Closed	2026- 01-26 06:24	2026- 02-11 03:53	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-XXXX Document uploaded, Verified & entered in system - Resolved - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-The XXXX document is missing from the loan file. The file is missing the Final XXXX. (The file contains X XXXX’s, but neither of them show the final qualifying terms such as income, PITIA, DTI ratios, appraised value, and LTV. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review- Document Uploaded. - XXXXXX- XX/XX/ XXXX	Resolved-XXXX Document uploaded, Verified & entered in system - Resolved - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXX XXXXXXXXXX XXXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	7292211	N/A	N/A